Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Registrant Name	SUPERNUS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37835
Entity Tax Identification Number	41-2520873
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	(301)
Local Phone Number	838-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	SUPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001625297
Amendment Flag	false
Entity Address, Address Line One	9715 Key West Avenue